BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2012
Billing In Excessof Costs And Estimated Earnings [Abstract]
Billing In Excessof Costs And Estimated Earnings [Table Text Block]
As of December 31, 2012, 2011 and 2010, billings in excess of cost and estimated earnings are as follows.

	December 31,	December 31,	December 31,
	2012	2011	2010
Progress billings to date	$-	$-	$1,723,818
Less: Contract costs incurred plus recognized profits less recognized losses to date	-	-	(827,169)
Billings in excess of costs and estimated earnings	$-	$-	$896,648